SUPPLEMENT TO THE PROSPECTUS
Supplement dated January 24, 2023, to the Prospectus dated March 30, 2022.

MFS® Global Opportunistic Bond Fund

(formerly MFS® Global Bond Fund)

Effective immediately, the sub-section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:
Portfolio Manager(s)

Portfolio Manager	Since	Title
Pilar Gomez-Bravo	2014	Investment Officer of MFS
Robert Spector	2015	Investment Officer of MFS
Ward Brown	2021	Investment Officer of MFS
Philipp Burgener	2021	Investment Officer of MFS
David Cole	2021	Investment Officer of MFS
Andy Li	2019	Investment Officer of MFS
John Mitchell	January 20, 2023	Investment Officer of MFS
Matt Ryan	2021	Investment Officer of MFS
Michael Skatrud	2021	Investment Officer of MFS
Erik Weisman	2010	Investment Officer of MFS

Effective immediately, the sub-section entitled "Portfolio Manager(s)" under the main heading entitled "Management of the Fund" is restated in its entirety as follows:
Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Pilar Gomez-Bravo	Co-Lead Portfolio Manager	Employed in the investment area of MFS since 2013
Robert Spector	Co-Lead Portfolio Manager	Employed in the investment area of MFS since 2011
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2005
Philipp Burgener	Structured Securities Portfolio Manager	Employed in the investment area of MFS since 2003
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2004
Andy Li	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2018; Portfolio Manager at Man GLG from 2014 to 2018
John Mitchell	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2003
Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 1997
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2013
Erik Weisman	Sovereign Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2002

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